SUBSEQUENT EVENTS (Details)						1 Months Ended		3 Months Ended
	Nov. 14, 2024 shares	Oct. 23, 2024 USD ($)	Oct. 21, 2024 $ / shares shares	Oct. 13, 2024 USD ($)	Feb. 09, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
SUBSEQUENT EVENTS
Common stock, shares authorized (in shares) | shares						100,000,000		100,000,000	100,000,000	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares) | shares						1,000,000		1,000,000	1,000,000	1,000,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Subsequent event
SUBSEQUENT EVENTS
Common stock, shares authorized (in shares) | shares			500,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001
Preferred stock, shares authorized (in shares) | shares			25,000,000
Stock issued during period shares (in Shares) | shares	500,000
Number of shares | shares	40,000
Subordinated notes | Subsequent event
SUBSEQUENT EVENTS
Extension term				1 year
Extension principal amount				$ 1,280,000
Amount was not renewed and not included in capital calculations				$ 20,000
Chardan Note
SUBSEQUENT EVENTS
Extension principal amount					$ 4,150,000
Interest rate (in percent)					13.00%
Aggregate principal amount					$ 4,150,000	$ 725,000	$ 725,000	$ 725,000
Chardan Note | Subsequent event
SUBSEQUENT EVENTS
Extension principal amount		$ 5,209,764
Aggregate principal amount		5,209,764
Chardan Amended Note | Subsequent event
SUBSEQUENT EVENTS
Aggregate principal amount		$ 5,209,764
Minimum | Subordinated notes | Subsequent event
SUBSEQUENT EVENTS
Interest rate (in percent)				5.00%
Maximum | Subordinated notes | Subsequent event
SUBSEQUENT EVENTS
Interest rate (in percent)				8.00%
Reverse stock split one | Subsequent event
SUBSEQUENT EVENTS
Stock split			0.033
Reverse stock split two | Subsequent event
SUBSEQUENT EVENTS
Stock split			0.025
Reverse stock split three | Subsequent event
SUBSEQUENT EVENTS
Stock split			0.02
Reverse stock split four | Subsequent event
SUBSEQUENT EVENTS
Stock split			0.0167
Reverse stock split approved
SUBSEQUENT EVENTS
Stock split			0.0167
If the resale registration statement is not filed by December 31, 2024 until the date of filing | Chardan Note | Subsequent event
SUBSEQUENT EVENTS
Interest rates increase per annum (in percent)		2.00%
If the resale registration statement is not effective by March 31, 2025, until the date of effectiveness | Chardan Note | Subsequent event
SUBSEQUENT EVENTS
Interest rates increase per annum (in percent)		19.99%